Shareholder Report, Holdings (Details) - C000031720	Dec. 31, 2024
Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Common Stock, Danone SA, Food Products, France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, Willis Towers Watson plc, Insurance, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Common Stock, Reckitt Benckiser Group plc, Household Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	32.50%
Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Country Others
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Commodities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Japan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	15.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%